Significant accounting policies and basis of preparation - Additional Information (Details)	12 Months Ended
Dec. 31, 2021 USD ($) segment
Significant accounting policies and basis of preparation
Number of Reportable Segments | segment	2
DSU liability	$ 152,165
Provision of warranty	$ 0